Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2016
Registrant Name	TrimTabs ETF Trust
Central Index Key	0001604813
Amendment Flag	false
Document Creation Date	Jun. 20, 2017
Document Effective Date	Jun. 20, 2017
Prospectus Date	Jun. 20, 2017
TrimTabs All Cap International Free-Cash-Flow ETF | TrimTabs All Cap International Free-Cash-Flow ETF
Prospectus:
Trading Symbol	TTAI